Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total Investments, at fair value	$ 84,684,623	$ 79,157,190
Investments, at contract value	12,481,871	13,419,433
Total investments	97,166,494	92,576,623
Receivables:
Notes receivable from participants	461,431	652,016
Total assets	97,627,925	93,228,639
Liabilities
Total liabilities	0	0
Net assets available for benefits	97,627,925	93,228,639
Mutual Funds
Investments, at fair value:
Total Investments, at fair value	83,185,174	76,481,637
Methode Common Stock Fund
Investments, at fair value:
Total Investments, at fair value	$ 1,499,449	$ 2,675,553